DIREXION FUNDS

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively the “Funds”).  The following information replaces the corresponding information found on pages 12 and 13 of the prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets):

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses(2)(3) (Includes Shareholder Service Fee of 0.15%)	0.65%	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses(4)	0.34%	0.05%	0.05%	0.25%
Total Annual Fund Operating Expenses(4)	2.24%	1.95%	1.95%	2.15%
(1)	You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.
(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Funds except for the following:  management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds.

(3)
As part of the Funds’ investment strategy, they may take short positions in securities.  During the fiscal year ended August 31, 2008, the Funds did not enter into short positions and, thus, no additional expenses associated with these positions are included in the calculation above.

(4)
The Funds are required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Acquired Fund Fees and Expenses are estimated based on the fiscal period ended August 31, 2009. Without Acquired Fund Fees and Expenses, Total Annual Operating Expenses for each Fund would be 1.90%.

Expense Example

The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds.  The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Evolution Managed Bond Fund	$227	$700	$1,200	$2,575
Evolution All-Cap Equity Fund	$198	$612	$1,052	$2,275
Evolution Market Leaders Fund	$198	$612	$1,052	$2,275
Evolution Alternative Investment Fund	$218	$673	$1,154	$2,483

Please retain this Supplement with the Prospectus for future reference.

DIREXION FUNDS

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Market Leaders Fund
Evolution Alternative Investment Fund

Supplement dated July 1, 2009 to the
Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (the “Funds”).  The fourth paragraph found under the “Investment Adviser and Subadviser” section on page 29 of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.

DIREXION FUNDS

HCM FREEDOM FUND
Service Class

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the HCM Freedom Fund (the “Fund”).  The following information replaces the corresponding information found on pages 5 and 6 of the Prospectus.

FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees(1) (fees paid directly from your investment):
Service Class
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses(2) (expenses that are deducted from Fund assets):

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.80%
Other Expenses(2)	0.55%
Acquired Fund Fees and Expenses(3)	0.02%
Total Annual Operating Expenses(4)	2.37%
(1)	You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.
(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Fund except for the following:  management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

(3)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Acquired Fund Fees and Expenses are estimated based on the fiscal period ended August 31, 2009. Without Acquired Fund Fees and Expenses, Total Annual Operating Expenses for the Fund would be 2.35%.

(4)	As part of the Fund’s investment strategy, it may take short positions in securities. During the fiscal year ended August 31, 2008, the Fund did not enter into short positions and, thus, no additional expenses associated with these positions are included in the calculation above.

Expense Example

The tables below are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.  The tables show what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
HCM Freedom Fund	$240	$739	$1,265	$2,706

Please retain this Supplement with the Prospectus for future reference.

DIREXION FUNDS

HCM FREEDOM FUND
Service Class

Supplement dated July 1, 2009 to
the Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the HCM Freedom Fund (the “Fund”).  The last paragraph found under the “Investment Adviser and Subadviser” section on page 27 of the SAI is changed as follows:

Effective July 1, 2009, for the Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.

DIREXION FUNDS

PSI Core Strength Fund
PSI Macro Trends Fund
PSI Total Return Fund

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund (each a “Fund” and collectively the “Funds”).  The following information replaces the corresponding information found on pages 13 and 14 of the Prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees(1) (fees paid directly from your investment):

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (expenses that are deducted from Fund assets):

	PSI Core Strength Fund	PSI Macro Trends Fund	PSI Total Return Fund
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses(2) (Includes Shareholder Service Fee of 0.15%)	0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses(3)	0.22%	0.26%	0.11%
Total Annual Operating Expenses(4)	2.22%	2.26%	2.11%
(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Please note that this fee is subject to change.

(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Funds except for the following:  management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds.

(3)
The Funds are required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Acquired Fund Fees and Expenses are estimated based on the fiscal period ended August 31, 2009. Without Acquired Fund Fees and Expenses, Total Annual Operating Expenses for each Fund would be 2.00%.

(4)
As part of their investment strategy, the Funds may take short positions in securities.  During the fiscal year ended August 31, 2008, the Funds did not enter into short positions and, thus, no additional expenses associated with these positions are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
PSI Core Strength Fund	$225	$694	$1,190	$2,554
PSI Macro Trends Fund	$229	$706	$1,210	$2,595
PSI Total Return Fund	$214	$661	$1,134	$2,441

Please retain this Supplement with the Prospectus for future reference.

DIREXION FUNDS

PSI Core Strength Fund
PSI Macro Trends Fund
PSI Total Return Fund

Supplement dated July 1, 2009 to
the Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund (each a “Fund” and collectively the “Funds”).  The paragraph under the “Investment Adviser and Subadviser” section that begins on page 26 and ends on page 27 of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, shareholder service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.

DIREXION FUNDS

Spectrum Select Alternative Fund
Spectrum Global Perspective Fund
Spectrum Equity Opportunity Fund
Service Class

Supplement dated July 1, 2009 to
Prospectus dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (each a “Fund” and collectively the “Funds”).  The following information replaces the corresponding information found on pages 10 and 11 of the Prospectus.

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The expense information below has been restated to reflect current fees based on contractual changes that became effective on July 1, 2009.

Shareholder Fees (fees paid directly from your investment)(1)

Maximum Sales Charge Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)	None

Annual Operating Expenses (%) (expenses that are deducted from Fund assets)

Spectrum Select Alternative Fund	Spectrum Global Perspective Fund	Spectrum Equity Opportunity Fund
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses(2)	0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses(3)	1.85%	0.43%	0.58%
Total Annual Fund Operating Expenses (4)	4.40%	2.98%	3.13%
(1)	You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.
(2)
Effective July 1, 2009, the fee table above is restated to reflect a new contractual arrangement.  Under this arrangement, the Adviser is obligated to pay all expenses of the Funds except for the following:  management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds.

(3)
The Funds are required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Because the Total Annual Fund Operating Expenses in the table above include Acquired Fund Fees and Expenses, they do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Acquired Fund Fees and Expenses are estimated based on the fiscal period ended August 31, 2009.  Without Acquired Fund Fees and Expenses, Total Annual Operating Expenses for each Fund would be 2.55%.

(4)
As part of the Funds’ investment strategy, they may take short positions in securities.  During the fiscal year ended August 31, 2008, the Funds did not enter into short positions and, thus, no additional expenses associated with these positions are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in Service Class shares of the Funds with the cost of investing in other mutual funds.  The table shows what you would have paid if you had invested $10,000 in the Service Class shares of the Funds over the periods shown and then redeemed all your shares at the end of those periods.  It also assumes that your investment has a 5% return each year and the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund:	1 Year	3 Years	5 Years	10 Years
Spectrum Select Alternative Fund	$441	$1,332	$2,233	$4,534
Spectrum Global Perspective Fund	$301	$921	$1,567	$3,299
Spectrum Equity Opportunity Fund	$316	$966	$1,640	$3,439

Please retain this Supplement with the Prospectus for future reference.

DIREXION FUNDS

Spectrum Select Alternative Fund
Spectrum Global Perspective Fund
Spectrum Equity Opportunity Fund

Supplement dated July 1, 2009 to
the Statement of Additional Information (“SAI”) dated December 29, 2008

On May 20, 2009, the Board of Trustees of the Direxion Funds approved a new contractual fee arrangement on behalf of the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (each a “Fund” and collectively the “Funds”).  The second complete paragraph found under the “Investment Adviser and Subadviser” section on pages 29 of the SAI is changed as follows:

Effective July 1, 2009, for each Fund, Rafferty is contractually obligated to pay all Fund expenses (excluding, management fees, distribution and/or service fees, Acquired Fund Fees and Expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Funds).  This agreement may be terminated at any time by the Board of Trustees.

Please retain this Supplement with the SAI for future reference.